The investment objective of each Fund is long-term capital appreciation

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

DECEMBER 22, 2008

CRM GLOBAL OPPORTUNITY FUND

CRM INTERNATIONAL OPPORTUNITY FUND

Investor Shares

PROSPECTUS

INVESTMENT OBJECTIVES

OF THE FUNDS

The CRM Global Opportunity Fund and CRM International Opportunity Fund (the “Funds”) each seek to achieve long-term capital appreciation. Each Fund may change its objective without shareholder approval. There is no guarantee that a Fund will achieve its investment objective. The Funds will provide written notice at least 60 days prior to implementing any change in a Fund’s investment objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

The Global Opportunity Fund, under normal circumstances, invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of U.S. and foreign companies. The Fund normally invests in the securities of companies that are tied economically to at least 10 countries, including the U.S. The Fund may invest in companies located in developed and emerging markets. Emerging markets include countries that have an emerging stock market as defined by Standard & Poor’s, Inc. (“S&P”), countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. The Fund may invest in companies of any size.

The Fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions. There is no limit on the Fund’s investment in companies located in emerging markets countries.

The percentage of Fund assets invested in particular countries or regions will change from time to time. The Fund may at any one time invest all or substantially all of its assets in foreign companies and at another time invest substantially in U.S. companies, although, under normal circumstances, it is expected that a majority of the Fund’s assets will be invested in foreign companies.

The International Opportunity Fund, under normal circumstances, invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of foreign companies. The Fund normally invests in the securities of companies that are tied economically to at least 10 countries, other than the U.S. The Fund may invest in companies located in developed and emerging markets. Emerging markets include countries that have an emerging stock market as defined by S&P, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. The Fund may invest in companies of any size.

The Fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions. The percentage of Fund assets invested in particular countries or regions will change from time to time. There is no limit on the Fund’s investment in companies located in emerging markets countries.

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For purposes of the 80% investment policy for each Fund, equity and equity related securities include:

•	common and preferred stocks;

•

securities convertible into common stock (such as convertible preferred stock and convertible bonds) that are rated, at the time of initial purchase, in the three highest rating categories by rating organizations such as Moody’s Investor Services, Inc. (“Moody’s”) or S&P or if unrated, are determined by the adviser to be of comparable quality; and

•	warrants on common stock.

Value Investing. Cramer Rosenthal McGlynn, LLC (“CRM” or the “Adviser”), the Funds’ investment adviser, seeks to identify well-managed companies which it believes are advantageously positioned to deliver shareholder value. Additionally, CRM seeks to identify changes that are material to a company’s operations, outlook and prospects. CRM is attracted to companies that it believes will look different tomorrow—operationally, financially, managerially—when compared to today. Change often creates confusion and misunderstanding and it is this confusion and oversight of solid fundamentals that can result in the securities of a company being “neglected by investors” and undervalued relative to its future prospects and peer companies. CRM believes that, over time, the marketplace will recognize the impact of these changes. Examples of change for which CRM looks include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of production/distribution and regulatory change.

The Adviser’s Process. CRM analyzes potential investments using a variety of both qualitative and quantitative sources. These sources include the extensive use of CRM’s proprietary database of analysis and information, as well as news services and event driven information, and a screening process which uses various criteria, including neglect (where CRM seeks to identify companies whose future earnings or cash flow will surpass more modest market expectations) and valuation relationships (where CRM seeks to identify companies that are under-earning their potential with margins that are below their previous highs or those of peer companies). “Connecting the Dots” research involves companies within the same and different industries that might be affected by similar positive changes or developments. For example, when CRM identifies a business trend that affects one company, it may seek to identify other companies affected by the same trend. CRM’s ideas are generated internally with significant interaction among the members of CRM’s portfolio management teams. Members of CRM’s portfolio management teams regularly meet with representatives for companies both around the country and globally, and in a typical year they annually attend more than 500 company/management meetings.

CRM evaluates a company on several levels by analyzing:

•	financial models based principally upon projected cash flows;

•	the price of a company’s stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company;

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•	the extent of management’s ownership interest in a company;

•	a company’s market position by corroborating CRM’s observations and assumptions through meetings with the company’s management, customers and suppliers; and

•	with respect to CRM Global Opportunity Fund and CRM International Opportunity Fund, country risk and currency risk.

CRM also evaluates the degree of recognition of a company by the financial industry by monitoring the number of sell side analysts who closely follow a company and the nature of its shareholder base. CRM’s portfolio management teams also monitor and evaluate country and currency risk when considering to purchase or sell foreign securities.

An important function of CRM’s investment process is to set a price target at which the stock will be sold, provided that there has been no fundamental change in the investment case. CRM constantly monitors the portfolio companies held by the Funds to determine if the stocks continue to act in accordance with CRM’s initial assessment. A stock may be sold when its fundamentals deteriorate or when the identified change is not having the expected impact on earnings and cash flow.

Each Fund also may use other strategies and engage in other investment practices described below and in the Funds’ Statement of Additional Information (“SAI”). Please also see the Funds’ website, www.crmfunds.com, for more information about the Funds.

PRINCIPAL INVESTMENT RISKS OF THE FUNDS

It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or the stocks that a Fund buys will increase in value. The Funds are subject to the following principal investment risks:

Risks of Foreign Investments and Emerging Markets. Each Fund may invest in foreign securities, including emerging markets. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, currency exchange controls, the risk that a counterparty may not complete a currency or securities transaction, and political, economic or social instability. The economies of foreign countries may grow at slower rates than expected or may experience a downturn or recession. Because many foreign markets are smaller, less liquid and more volatile, a Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Foreign markets may offer less protection to investors. Enforcing legal rights in some foreign countries may be difficult, costly and slow. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid.

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Because the Funds generally invest in securities denominated in foreign currencies, the Funds are subject to currency risk, meaning that the Funds could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

These risks are generally greater in emerging markets, or to the extent that a Fund invests significantly in one region or country. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market countries may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

In addition, investing in foreign stocks may also involve a greater risk for excessive trading due to “time-zone arbitrage”. If an event occurring after the close of a foreign market, but before the time a Fund computes its current net asset value, causes a change in the price of the foreign stock and such price is not reflected in a Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by a Fund based on such pricing discrepancies.

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, regulatory, market or economic developments. Different parts of the U.S. market and different markets around the world can react differently to these developments. The ongoing global financial crisis has caused a significant decline in the value of many securities, and the continuation or further deterioration of market conditions could lead to additional losses of value. Foreign securities held by the Funds may be traded on days and at times when the New York Stock Exchange is closed and the net asset value (“NAV”) of the Funds is therefore not calculated. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders are not able to buy and, sell shares of the Funds. For additional information on the calculation of the Funds’ NAV, see page 19.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition, and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. CRM may be incorrect when it decides that some stocks are undervalued by the market.

Risks of Small and Mid Cap Companies. Compared to mutual funds that focus exclusively on large capitalization companies, shares of the Funds may be more volatile because they invest in small and/or mid capitalization companies. Small and mid capitalization companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

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Portfolio Turnover Risk. Each Fund may actively trade portfolio securities to achieve its principal investment strategies. Consequently, a Fund’s portfolio turnover rate may exceed 100% per year. To the extent that a Fund’s strategies lead it to buy and sell securities more actively than other mutual funds, the Fund could have higher expenses, including increased brokerage commission costs, which reduce shareholder returns. A high portfolio turnover rate also may expose shareholders to higher taxable distributions.

Additional Risks. The Funds are also subject to other risks, some of which are described below under “Additional Information on Investment Risks.”

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PERFORMANCE INFORMATION, FEE TABLES AND EXAMPLES

GLOBAL OPPORTUNITY FUND

PERFORMANCE INFORMATION

The Global Opportunity Fund will compare its performance to the MSCI World Index.

Because the Global Opportunity Fund has not commenced operations as of the date of this prospectus, information on the Fund’s performance is not included in this section.

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GLOBAL OPPORTUNITY FUND

FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in Investor Shares of the Global Opportunity Fund.

INVESTOR SHARES

SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fee on Shares Held Less than 30 Days (as a percentage of amount redeemed, if applicable)	1.50%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees(1)	0.90%
Distribution (12b-1) Fees	None
Other Expenses(2)
Shareholder Servicing Fee	0.25%
Other Miscellaneous Expenses(2)	0.59%

Total Other Expenses(2)	0.84%

Total Annual Operating Expenses(3)	1.74%
Fee Waiver(3)	(0.24)%

Net Expenses(3)	1.50%

(1)	The Fund has a management fee payable in accordance with the following fee schedule: 0.90% on net assets up to and including $2 billion; and 0.85% on net assets over $2 billion.
(2)	Other expenses include costs of administration, custody and accounting services, line of credit commitment fees and similar expenses and are based on estimated amounts for the current fiscal year.
(3)	CRM has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of the Investor Shares of the Fund to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.50% of average net assets.

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EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Shares of the Global Opportunity Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Global Opportunity Fund	1 Year	3 Years
Investor Shares	$153	$500

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INTERNATIONAL OPPORTUNITY FUND

PERFORMANCE INFORMATION

The International Opportunity Fund will compare its performance to the MSCI EAFE Index.

Because the International Opportunity Fund has not commenced operations as of the date of this prospectus, information on the Fund’s performance is not included in this section.

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INTERNATIONAL OPPORTUNITY FUND

FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in Investor Shares of the International Opportunity Fund.

INVESTOR SHARES

SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)	1.50%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees(1)	0.90%
Distribution (12b-1) fees	None
Other expenses(2)
Shareholder Servicing Fee	0.25%
Other Miscellaneous Expenses(2)	0.60%

Total Other Expenses(2)	0.85%

Total Annual Operating Expenses(3)	1.75%
Fee Waivers(3)	(0.25)%

Net Expenses(3)	1.50%

(1)	The Fund has a management fee payable in accordance with the following fee schedule: 0.90% on net assets up to and including $2 billion; and 0.85% on net assets over $2 billion.
(2)	Other expenses include costs of administration, custody and accounting services, line of credit commitment fees and similar expenses and are based on estimated amounts for the current fiscal year.
(3)	CRM has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of the Investor Shares of the Fund to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.50% of average net assets.

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EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Shares of the International Opportunity Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

International Opportunity Fund	1 Year	3 Years
Investor Shares	$153	$501

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ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES AND RISKS

ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES

The Funds’ investment objectives and their principal investment strategies and risks are summarized at the beginning of this prospectus. These are the strategies that, in the opinion of the Adviser, are most likely to be important in trying to achieve the Funds’ investment objectives. More information on investment strategies and risks appears in this section. A Fund may also use strategies and invest in securities that are not described below but which are described in the Funds’ SAI. The Adviser may decide, as a matter of investment strategy, not to use the investment and investment techniques described below and in the SAI at any particular time. Also note that there are many other factors that could adversely affect your investment and that could prevent the Funds from achieving their goals, which are not described here.

Convertible Securities. Under normal circumstances, the Global Opportunity Fund invests at least 80% of its assets in equity and equity-related securities of U.S. and foreign companies, and the International Opportunity Fund invests at least 80% of its assets in equity and equity-related securities of foreign companies. Equity and equity-related securities include convertible securities that are rated, at the time of purchase, in one of the three highest rating categories by a rating organization such as Moody’s or S&P, or, if unrated, are determined by CRM to be of comparable quality.

Debt Securities. Under normal circumstances, each Fund may invest up to 20% of its assets in debt securities that are rated in one of the three highest categories by a rating organization such as Moody’s or S&P, or, if unrated, are determined by CRM to be of comparable quality. Each Fund may invest in debt securities of any maturity.

Derivatives. Each Fund may also invest in derivative contracts, such as options on securities, securities indices and swaps for hedging purposes and to gain stock market exposure for excess cash holdings. However, as a fundamental policy each Fund may not commit nor expose more than 15% of its total assets to derivative strategies.

Restricted Securities. Although each Fund usually invests in securities listed on securities exchanges, it may also purchase securities that are not listed on a securities exchange, or to a limited extent, securities that are not readily marketable. Each Fund may invest up to 15% of its net assets in illiquid securities.

Exchange Traded Funds. Subject to applicable statutory and regulatory limits, each Fund may invest in securities of exchange-traded funds (“ETFs”) which are registered investment companies that are listed on securities exchanges. These limitations currently provide, in part, that each Fund may not purchase shares of an ETF if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the ETF, (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the ETF or (c) more than 10% of the Fund’s total assets would be invested in ETFs and other investment companies.

Defensive Investing. Each Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the three highest rating categories by a rating organization such as Moody’s or S&P, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Funds will be unable to achieve their investment objectives.

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Securities Lending. Each Fund may lend securities in its portfolio to certain broker-dealers or other institutional investors under agreements which require that the loans be secured continuously by collateral, typically consisting of money market mutual funds and other money market instruments, which the Fund will invest during the term of the loan. The Fund will continue to have market risk and other risks associated with owning the securities on loan, as well as the risks associated with the investment of the cash collateral received in connection with the loan. Securities lending is subject to additional risks, including the risk that the borrower fails to return a loaned security, and/or there is a shortfall on the collateral posted by the borrower, and the risk that the Fund is unable to recall a security in time to exercise valuable rights or sell the security.

Money Market Investments. To meet redemptions and when waiting to invest cash receipts, the Funds may invest in short-term investment grade bonds, money market mutual funds and other money market instruments. Each Fund may also hold collateral with the loan of portfolio securities consisting of money market mutual funds and other money market instruments.

Portfolio Turnover. Each Fund’s investment objective is to seek to achieve long-term capital appreciation and the Funds do not purchase securities with the intention of engaging in short-term trading. A Fund will, however, sell any particular security and reinvest proceeds when it is deemed prudent by the Adviser, regardless of the length of the holding period. Frequent trading involves higher securities transaction costs, which may adversely affect a Fund’s performance. To the extent that this policy results in the realization of gains on investments, a Fund will make distributions to its shareholders. These distributions will generally be subject to taxes.

ADDITIONAL INFORMATION ON INVESTMENT RISKS

Risks of Debt Securities. Debt securities are subject to credit risk (the risk that the obligor will default in the payment of principal and/or interest, otherwise default or have its credit rating downgraded or be perceived to be less creditworthy, or if the credit quality or value of any underlying assets declines) and to interest rate risk (the risk that the market value of the securities will decline as a result of changes in market rates of interest). Interest rate risk will generally affect the price of a debt security more if the security has a longer maturity. These securities are also subject to the risk that interest rate changes may affect prepayment rates and their effective maturity.

Risks of Convertible Securities. Convertible securities, such as convertible preferred stock and convertible bonds, are subject to the market risks of stocks as well as the risks of credit and interest rate risk of debt securities.

Liquidity Risk. Restricted securities and thinly traded securities may be difficult or impossible to sell at the time and the price that a Fund would like.

Risks of Derivatives. A Fund’s use of derivative contracts, such as options on securities, securities indices and swaps, may be risky. A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities or indices. Even a small investment in derivatives can have a big

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impact on a Fund’s stock and index exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivative instruments themselves, behave in a way not anticipated by the Funds. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets, and derivative counterparties may fail to honor contract terms. Derivatives may not be available on terms that make economic sense (for example, they may be too costly).

Risk of ETFs. The return on investments in ETFs will be reduced by the operating expenses, including investment advisory, of the ETFs, and will be further reduced by the expenses of a Fund, including advisory fees payable by the Fund. As such, there is a layering of fees and expenses.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is contained in the SAI.

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MANAGEMENT OF THE FUNDS

MANAGEMENT OF THE FUNDS

The Board of Trustees of the CRM Mutual Fund Trust has oversight responsibility of the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by each Fund and its shareholders.

ADVISER

Cramer Rosenthal McGlynn, LLC, 520 Madison Avenue, 20th Floor, New York, New York 10022, serves as the investment adviser to each Fund. As a Funds’ investment adviser, CRM has the overall responsibility for directing the Funds’ investments. CRM and its predecessors have managed equity investments for mutual funds, corporate pension plans, educational, community, religious and private endowments and foundations as well as for individuals, in a value oriented style across a broad range of market capitalizations, and have been in business for more than thirty years. CRM has advised the CRM Funds and their predecessors since each Fund’s inception. As of September 30, 2008, CRM had over $11 billion of assets under management.

The Global Opportunity Fund and International Opportunity Fund each pay a monthly advisory fee to CRM at the annual rate of 0.90% of the Fund’s average daily net assets up to and including $2 billion; and 0.85% of the Fund’s average daily net assets over $2 billion.

CRM may make payments to dealers, financial intermediaries or service providers out of its own resources, including revenue from the advisory fees received from the Funds. These payments may be made to compensate the recipient for marketing support services and/or shareholder service activities.

A discussion regarding the basis of the Board of Trustees’ approval of the Funds’ management agreement will be available in the Funds’ Annual Report for the fiscal year ending June 30, 2009.

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PORTFOLIO MANAGERS

Ronald McGlynn, Chairman & CEO and Jay Abramson, President & CIO are responsible for the overall management of the CRM Funds. The investment research team for all of the CRM Funds consists of eighteen individuals, with an average of fourteen years investment experience.

Milu E. Komer—Portfolio Manager, CRM Global Opportunity Fund and CRM International Opportunity Fund

Milu is the leader of the team that is responsible for the day-to-day management of the Global Opportunity Fund and the International Opportunity Fund. Milu, with fourteen years of financial and investment-related experience, is responsible for portfolio management and research in CRM’s investment group. Prior to joining the firm in 2008, Milu was Senior Vice President at Neuberger Berman Management Inc. and Neuberger Berman, LLC where she served as an analyst, associate portfolio manager and co-portfolio manager since 2001. In addition, Milu served as an associate in the J.P. Morgan Securities Debt Capital Markets Group and as a Foreign Exchange Trader in the Emerging Markets Group at Citibank. She began her career as a Financial Analyst in the International Equity Research and Asset Management Divisions of Goldman Sachs’ London office. She received a BA from Wellesley College and an MBA from The Wharton School of the University of Pennsylvania.

Ronald H. McGlynn—Chairman, Chief Executive Officer, CRM

Ron is a co-founder, the Chairman and Chief Executive Officer of CRM with over thirty-seven years of investment experience. Prior to founding CRM, he was a portfolio manager and an investment research analyst for Standard & Poor’s Inter-Capital, Chase Manhattan Bank and Oppenheimer & Company. He earned a B.A. from Williams College and an MBA from Columbia University Business School.

Jay B. Abramson—President, Chief Investment Officer, CRM

Jay has been with the firm for more than twenty-three years and has the overall responsibility for CRM’s investment team. Prior to joining the firm, Jay earned his CPA. He received a BSE from The Wharton School of the University of Pennsylvania and a JD from the University of Pennsylvania Law School.

The SAI provides additional information about compensation of the portfolio manager listed above, the other funds, pooled investment vehicles and accounts they manage, and their ownership of securities of the Funds.

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SERVICE PROVIDERS

The chart below provides information on the Funds’ primary service providers.

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SHAREHOLDER INFORMATION

PRICING OF SHARES

The net asset value (“NAV”) of each class of each Fund is calculated as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time), on each business day (i.e., a day that the Exchange and the Funds’ transfer agent are open for business) (a “Business Day”). The price at which a purchase, redemption or exchange request is effected is based on the next calculation of NAV after the request is received in good order by an authorized broker or financial institution or the Funds’ transfer agent. The NAV for each class of a Fund is calculated by adding the value of all securities and other assets in a Fund attributable to the class, deducting the liabilities attributable to the class and dividing the balance by the number of outstanding class shares in that Fund. NAV will not be determined on days that are not Business Days.

The Funds generally value their securities based on market prices determined at the close of regular trading on the Exchange. The Funds’ currency valuations, if any, are also done at the close of regular trading on the Exchange. These prices normally are supplied by a pricing service. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

The Funds may use fair value pricing for, among other things, the following investments: (i) a security whose trading has been suspended or which has been delisted from its primary trading exchange; (ii) a security that is thinly traded; (iii) a security whose issuer is in default or bankruptcy proceedings; (iv) a security affected by extreme market conditions; (v) a security affected by currency controls or restrictions; (vi) trading of the security is subject to local government-imposed restrictions; (vii) a foreign security has reached a pre-determined range of trading set by a foreign exchange (“limit up” or “limit down” price), and no trading has taken place at the limit up price or limit down price; and (viii) a security whose issuer is affected by a significant event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net asset value is computed and that may materially affect the value of the security. Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. In addition, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a Fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. The fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the Board of Trustees from time to time. Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market prices.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund, when using fair value methods to price securities, may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. The Board of Trustees has delegated

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to the Adviser the authority to approve certain fair value determinations that would impact a Fund’s NAV by less than a penny per share. If the proposed valuation would impact a Fund’s NAV by more than a penny per share and in certain circumstances involving the use of the third party fair value model, then the Board is responsible for determining an appropriate price. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

Because some foreign markets are open on days when the Funds do not price their shares, the value of a Fund’s holdings could change at a time when you are not able to buy or sell Fund shares. In addition, trading in some of the foreign securities held by a Fund may not occur on days when the Funds are open for business.

PURCHASE OF SHARES

Fund shares are offered on a continuous basis and when purchased directly from the Funds are sold without any sales charges. The minimum initial investment in a Fund’s Investor Shares is $2,500 ($2,000 for Individual Retirement Accounts (“IRAs”), or automatic investment plans). The Funds, in their sole discretion, may waive the minimum initial investment to establish certain Investor Share accounts. The minimum additional investment for direct investors in each Fund is $100. You may purchase shares from the Funds as specified below.

You may also purchase shares if you are a client of a broker or other financial institution that has made contractual arrangements to offer the Fund (an “Intermediary”). The policies and fees charged by an Intermediary may be different than those charged by a Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

PURCHASE OF SHARES FROM THE FUNDS

By Mail. You may purchase shares by sending a check drawn on a U.S. bank payable to the CRM Funds, indicating the name of the Fund, along with a completed application (provided with this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular Mail:	Overnight Mail:

CRM Funds	CRM Funds
c/o PNC Global Investment Servicing (U.S.) Inc.	c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9812	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860

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By Wire. You may purchase shares by wiring federal funds immediately available. Please call PFPC Trust Company at (800) CRM-2883 before making a purchase by wire, and if making an initial purchase, to also obtain an account number. Once you have an account number, you should instruct your bank to wire funds to:

PFPC Trust Company

c/o PNC Bank

Philadelphia, PA

ABA #031-0000-53

DDA #86-1282-2896

Attention: CRM Funds

[YOUR NAME]

[YOUR FUND ACCOUNT NUMBER]

If you make an initial purchase by wire, you must promptly forward a completed application to the transfer agent at the address above.

ADDITIONAL INFORMATION REGARDING PURCHASES

You must submit your purchase order by the close of regular trading on the Exchange on any Business Day to purchase shares at that day’s NAV. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

The Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Funds will not accept third party checks.

Federal Law requires the Fund to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number, or other identifying information, for each investor who opens or reopens an account with the Funds. Applications without the required information may be rejected or placed on hold until the Fund verifies the account holder’s identity.

If you place an order to an Intermediary, it is the responsibility of the Intermediary, rather than the Fund, to transmit your order for the purchase of shares to the Fund’s transfer agent. The Intermediary may impose an earlier deadline for submitting your purchase order. Please consult your Intermediary for additional information.

For information on other ways to purchase shares, including through an IRA, or an automatic investment plan, please refer to the SAI.

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REDEMPTION OF SHARES

You may sell your shares on any Business Day. Redemption requests received by an Intermediary or the Funds’ transfer agent in good order before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading on that day. Redemption requests received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. The Funds may impose a fee when Fund shares are redeemed, as described below under “Redemption Fee”. In addition, an Intermediary may impose a fee upon redemptions of Fund shares. Please consult your Intermediary. It is the responsibility of each Intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis.

To be in “good order” a redemption request must include:

•	Your account number;

•	The amount of the transaction (in dollars or shares);

•	Signatures of all owners exactly as registered on the account (for requests by mail);

•	Signature guarantees, for mail requests only; and

•	Any supporting legal documentation that may be required.

Redemption checks are normally mailed on the next Business Day following receipt by the Funds’ transfer agent of redemption instructions in good order, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the next Business Day following receipt by the Funds’ transfer agent of redemption instructions in good order, but never later than 7 days following such receipt.

If you purchased your shares through an account with an Intermediary, you should contact the Intermediary for information relating to redemptions.

REDEMPTION FEE

Generally, if you sell or exchange your shares of the Funds within 30 days or less after the purchase date, you will be charged a redemption fee of 1.50% of the total redemption amount which is payable to the Fund.

If you acquired shares on different days, the “first in, first out” (FIFO) method is used to determine the holding period. This means that the shares you hold the longest will be redeemed first for purposes of determining whether the redemption fee applies. The fees are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

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The redemption fee is not imposed on the following:

•	Shares acquired as a result of reinvestment of dividends or distributions

•	Shares redeemed or exchanged by omnibus accounts maintained by intermediaries that are unable or unwilling to process the redemption fee

•	Shares redeemed or exchanged through certain qualified retirement plans that are unable or unwilling to process the redemption fee

•	Shares redeemed following the death of a shareholder

•	Shares redeemed on the initiation of a Fund (e.g., for failure to meet account minimums)

•	Shares transferred from one class to another class of the same Fund

•	Shares redeemed as a result of any changes in account registration

REDEMPTION OF SHARES FROM THE FUNDS

By Mail. If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account number, your printed name and your signature and should be mailed with your signature guarantee to:

Regular Mail:	Overnight Mail:

CRM Funds	CRM Funds
c/o PNC Global Investment Servicing (U.S.) Inc.	c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9812	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860

By Telephone. In order to be eligible to redeem shares by telephone, you must check the appropriate box on the Funds’ application form. To redeem shares by telephone, please call PNC at (800) CRM-2883 for instructions. A telephone request to sell shares must be received prior to the close of the Exchange. If you telephone your request to the Funds’ transfer agent after the Exchange closes or on a day when the Exchange is not open for business, the Fund cannot accept your request and a new one will be necessary. The Funds will employ reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting personal identification information that appears on your account application and recording the telephone conversation. Neither the Funds nor their transfer agent will be responsible if they act on telephone instructions they reasonably believe to be genuine.

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ADDITIONAL INFORMATION REGARDING REDEMPTIONS

Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Redemption proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds a Fund’s shares.

If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it has reasonable grounds to believe that the check has been collected.

Small Accounts. If the value of your investment in a Fund falls below $2,500 for Investor Share accounts ($2,000 for IRAs or automatic investment plans), a Fund may ask you to increase your balance. If the account value is still below $2,500 ($2,000 for IRAs or automatic investment plans) after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below $2,500 solely as a result of a reduction in your account’s market value.

Redemptions in Kind. The Funds reserve the right to make redemptions “in kind”—payments of redemption proceeds in portfolio securities rather than cash—if the amount redeemed is large enough to affect a Fund’s operations (for example, if it represents more than 1% of a Fund’s assets).

EXCHANGE OF SHARES

You may exchange all or a portion of your Investor Shares in a CRM Fund for Investor Shares of another CRM Fund. You may also exchange all or a portion of your Investor Shares of a CRM Fund for Institutional Shares in the same CRM Fund, subject to meeting the minimum investment requirements for Institutional Shares. Please see “Share Classes” for more information regarding Institutional Shares. The Funds reserve the right to reject any exchange request at any time and for any reason, without prior written notice.

Exchange requests received by an Intermediary or the Funds’ transfer agent in good order before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading on

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that day. Exchange requests received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $2,500 for Investor Share accounts ($2,000 for IRAs or automatic investment plans). See “Taxes” for a discussion of the tax effect on an exchange of shares.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with an Intermediary, contact the Intermediary. Generally, all written requests must be signed by all owners and must include any required signature. The Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of Investor Shares to be acquired through an exchange may be legally made.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of Fund shares can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all Fund shareholders. In particular, frequent trading can (i) force a Fund’s portfolio managers to hold larger cash positions than desired instead of fully investing the Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund; and (iv) trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Fund invests in securities that are thinly traded (for example some small capitalization stocks) or are traded primarily in markets outside of the United States. The Global Opportunity Fund and the International Opportunity Fund may be more susceptible to market timing by investors seeking to take advantage of time zone arbitrage opportunities when events affecting the value of the Fund’s portfolio occur after the close of the overseas markets but prior to the close of the U.S. market and the calculation of the Fund’s NAV. Frequent traders using arbitrage strategies can dilute a Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase shares of the Funds.

The Board of Trustees of the Funds has approved a redemption fee with respect to the Global Opportunity Fund and the International Opportunity Fund to discourage these Funds from being used as vehicles for frequent short-term shareholder trading. Each Fund will deduct a redemption fee of 1.50% from any redemption or exchange proceeds if

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you sell or exchange shares after holding them less than 30 days. Please see “Redemption Fee” on page 22 for more information. The Board of Trustees of the Funds has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Funds’ policy is intended to discourage excessive trading in a Fund’s shares that may harm long-term investors and to make reasonable efforts to detect and deter excessive trading. The Funds reserve the right to reject any purchase order or exchange request at any time and for any reason, without prior written notice. The Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the Funds may consider an investor’s trading history in any of the Funds, including the person’s trading history in any accounts under a person’s common ownership or control.

The Funds will generally monitor trading activity within a 90-day period. The Funds may consider trading activity over a longer period than 90 days and may take into account market conditions, the number of trades and the amount of the trades in making such determinations. In applying these policies, the Funds consider the information available to them at the time and may consider trading activity in multiple accounts under common ownership, control or influence.

When excessive or short-term trading is detected, the party involved may be banned from future trading in the Funds. Judgments related to the rejection of purchase and the banning of future trades are inherently subjective and involve some selectivity in their application. The Adviser will seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.

The Funds’ policies for deterring excessive trading in Fund shares are intended to be applied uniformly to all Fund shareholders, whether an individual account or omnibus accounts maintained by Intermediaries, in which they aggregate orders of multiple investors and forward the aggregated orders to the Funds. The Funds or the Distributor, in accordance with applicable law, enter into agreements with Intermediaries requiring the Intermediaries to provide certain information to help identify excessive trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in excessive trading. Nonetheless, the Funds’ ability to identify and deter frequent purchases and redemptions of a Fund’s shares through omnibus accounts is limited, and the Funds’ success in accomplishing the objectives of the policies concerning excessive trading in Fund shares in this context depends significantly upon the cooperation of the Intermediaries, which may have adopted their own policies regarding excessive trading which are different than those of the Funds.

DIVIDENDS AND DISTRIBUTIONS

As a shareholder of a Fund, you are entitled to dividends and other distributions arising from net investment income and net realized gains, if any, earned on the investments held by the Fund. Dividends and distributions, if any, are declared and paid to you annually.

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Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares unless you have elected to receive the distributions in cash.

TAXES

Federal Income Taxes. As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

You will normally have to pay Federal income taxes, and any state or local taxes, on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of a Fund’s net capital gain are taxable to you as long-term capital gain, when designated by the Fund as capital gains dividends, regardless of the length of time you have held your shares. Long-term capital gains rates applicable to most individuals are 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010. For taxable years beginning on or before December 31, 2010, certain distributions of ordinary dividends to a non-corporate shareholder of a Fund may qualify as “qualified dividend income,” provided that they are so designated by that Fund and that the recipient shareholder satisfies certain holding period requirements and refrains from making certain elections. Those distributions will be taxed at long-term capital gain rates to the extent derived from “qualified dividend income” of the Fund. “Qualified dividend income” generally is income derived from dividends from U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations will be “qualified dividend income” if that stock is readily tradable on an established U.S. securities market. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. A portion of dividends received from a Fund (but none of the Fund’s capital gain distributions) may qualify for the dividends-received deduction for corporate shareholders.

You should be aware that if you purchase Fund shares shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

It is a taxable event for you if you redeem, sell or exchange shares of a Fund. Depending on the initial purchase price of the shares being redeemed, sold or exchanged and the sale price of the shares you redeem, or sell, or the value of shares you receive in an exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

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If you are neither a citizen nor a resident of the United States, a Fund will withhold U.S. Federal income tax at the rate of 30% (or lower applicable treaty rate) on taxable dividends and certain other payments (but not including distributions of net capital gains). For Fund taxable years beginning before 2010, the 30% withholding tax will not apply to dividends that a Fund designates as (a) interest-related dividends, to the extent such dividends are derived from a Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from a Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from U.S.-source interest and from original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any.

Each Fund is also required in certain circumstances to apply backup withholding at a current rate of 28% on taxable dividends, including capital gain dividends, redemption proceeds, and certain other payments that are paid to any non-corporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

State and Local Income Taxes. You should consult your tax advisor concerning the state and local tax consequences of an investment in a Fund, which may be different from those under Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in the SAI.

You should consult your own independent tax advisor and seek advice based on your particular circumstances as to the specific consequences under Federal tax law, and under other tax laws, such as foreign, state or local tax laws, of an investment in a Fund, which are not addressed here.

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DISTRIBUTION ARRANGEMENTS

PFPC Distributors, Inc. (the “Distributor”) manages the Funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with Intermediaries to sell shares and provides shareholder support services, directly or through affiliates. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

SHAREHOLDER SERVICE FEES

The Board of Trustees has adopted a shareholder service plan authorizing each Fund to pay shareholder service providers an annual fee not exceeding 0.25% of the Fund’s average daily net assets of its Investor Shares, to compensate shareholder service providers who maintain a service relationship with shareholders of the Fund’s Investor Shares. Service activities provided by service providers under this plan include (a) answering shareholder inquiries, (b) assisting in designating and changing dividend options, account designations and addresses, (c) establishing and maintaining shareholder accounts and records, (d) assisting in processing Fund share purchase, exchange and redemption transactions, (e) arranging for the wiring of funds relating to transactions in Fund shares; (f) transmitting and receiving funds in connection with shareholder orders to purchase, exchange or redeem shares; (g) verifying and guaranteeing shareholder signatures in connection with redemption orders, transfers among and changes in shareholder-designated accounts; (h) providing periodic statements showing a shareholder’s account balances, (i) furnishing on behalf of the Funds’ distributor periodic statements and confirmations of all purchases, exchanges, and redemptions of Fund shares, (j) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Funds to shareholders, (k) receiving, tabulating and transmitting to the Funds proxies executed by shareholders, (l) providing reports containing state-by-state listings of the principal residences of the beneficial owners of Fund shares, (m) completing all customer identification procedures in relation to the shareholders under the Funds’ anti-money laundering program, (n) providing to shareholders all privacy notices, and (o) providing other services requested by shareholders of Investor Shares. The Adviser may provide services to some holders of Investor Shares and receive the applicable shareholder service fee or may remit all or a portion of shareholder service fees to an Intermediary.

ADDITIONAL PAYMENTS

The Adviser may pay, out of its own assets, compensation to Intermediaries in connection with the sale and distribution of shares of the Funds and/or shareholder service. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in this Prospectus for shareholder servicing. These Additional Payments may take the form of “due diligence” payments for an Intermediary’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on an Intermediary’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to

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the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder administration, servicing and processing fees paid by the Funds. The Additional Payments made by the Adviser may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The Additional Payments may be different for different Intermediaries. Please contact your Intermediary for information regarding any additional payments they may receive.

SHARE CLASSES

Each Fund offers Investor and Institutional Shares. Each class has different minimum investment requirements, fees and expenses. Investors investing $2,500 ($2,000 for IRAs and automatic investment plans) or more may purchase Investor

Shares. Institutional Shares are offered only to those investors who invest in a Fund through an Intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more, or where related accounts total $1,000,000 or more when combined. Unlike the Investor Shares, the Institutional Shares are not subject to a shareholder service fee. The Investor Shares and the Institutional Shares are not subject to a Rule 12b-1 distribution fee.

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FINANCIAL HIGHLIGHTS

As of the date of this Prospectus, the Investor Shares of the CRM Global Opportunity Fund and CRM International Opportunity Fund have not commenced operations, and therefore do not yet have financial highlights to include in this Prospectus.

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THIS PRIVACY POLICY IS BEING DELIVERED WITH THE FUNDS’ PROSPECTUS BUT IS NOT DEEMED TO BE A PART OF THE FUNDS’ PROSPECTUS

APPENDIX A

PRIVACY POLICY

Set forth below is the policy of CRM Mutual Fund Trust (the “Trust”) concerning the collection and disclosure of non-public personal information regarding investors and prospective investors in CRM Global Opportunity Fund and CRM International Opportunity Fund, (the “Funds”) who are individuals investing for personal, family, or household purposes. The words “we” and “us” refer to the Trust and the Funds. The words “you” and “your” refer to investors and prospective investors in the Funds who are covered by this policy.

We use administrators, investment managers, custodians, transfer agents, securities brokers, and other third party businesses to conduct many aspects of our business, including processing initial investments, additional investments, redemptions, share transfers, and other transactions that you request. We refer to these third parties below as our “Service Agents.”

As we work together to achieve your investment goals, you will often share with our Service Agents personal and financial information, including, for example, your name, address and telephone number, your e-mail address, your purchases and redemptions of shares of the Funds, your banking arrangements, information on your family members, and your social security number. Our Service Agents may also receive these types of information from other firms that assist us in conducting our business. This information is collected in order to properly handle your account.

To protect the security of your personal and financial information, our Service Agents maintain physical, electronic, and procedural safeguards that meet the standards of applicable laws and regulations.

We may, and we may authorize our Service Agents to, use your personal and financial information and share it with us, other Service Agents, and affiliates of Service Agents in order to provide you with investment services, improve our services, make our procedures more efficient, implement security measures, and fight fraud.

We will not sell your personal and financial information to any outside party. We obtain from our Service Agents confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

On occasion, we and our Service Agents may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal, state, and foreign laws give people involved in lawsuits and other legal proceedings the right under certain circumstances to obtain information from us and our Service Agents, including your personal and financial information. We and our Service Agents will comply with these laws to the extent we are required to do so. In addition, we and our Service Agents may make other disclosures to non-affiliated third parties as permitted by law.

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

Annual/Semi-Annual Reports:

These reports contain performance data and information on the Funds’ holdings and operating results for the Funds’ most recently completed fiscal year or half-year. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”):

The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

Copies of these documents and answers to questions about the Funds may be obtained, free of charge, by (i) visiting the Funds’ website at www.crmfunds.com, (ii) calling the Funds at 800-CRM-2883; and (iii) writing to the CRM Funds, c/o PNC Global Investment Servicing (U.S.) Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406.

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-800-CRM-2883.

The investment company registration number is 811-21749.

CRM GLOBAL OPPORTUNITY FUND

CRM INTERNATIONAL OPPORTUNITY FUND

CRM Funds

c/o PNC Global Investment Servicing (U.S.) Inc.

PO Box 9812

Providence, RI 02940

800-CRM-2883

www.crmfunds.com

The investment objective of each Fund is long-term capital appreciation

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

DECEMBER 22, 2008

CRM GLOBAL OPPORTUNITY FUND

CRM INTERNATIONAL OPPORTUNITY FUND

Institutional Shares

PROSPECTUS

INVESTMENT OBJECTIVES

OF THE FUNDS

The CRM Global Fund and CRM International Opportunity Fund (the “Funds”) each seek to achieve long-term capital appreciation. Each Fund may change its objective without shareholder approval. There is no guarantee that a Fund will achieve its investment objective. The Funds will provide written notice at least 60 days prior to implementing any change in a Fund’s investment objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

The Global Opportunity Fund, under normal circumstances, invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of U.S. and foreign companies. The Fund normally invests in the securities of companies that are tied economically to at least 10 countries, including the U.S. The Fund may invest in companies located in developed and emerging markets. Emerging markets include countries that have an emerging stock market as defined by Standard & Poor’s, Inc. (“S&P”), countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. The Fund may invest in companies of any size.

The Fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions. There is no limit on the Fund’s investment in companies located in emerging markets countries.

The percentage of Fund assets invested in particular countries or regions will change from time to time. The Fund may at any one time invest all or substantially all of its assets in foreign companies and at another time invest substantially in U.S. companies, although, under normal circumstances, it is expected that a majority of the Fund’s assets will be invested in foreign companies.

The International Opportunity Fund, under normal circumstances, invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of foreign companies. The Fund normally invests in the securities of companies that are tied economically to at least 10 countries, other than the U.S. The Fund may invest in companies located in developed and emerging markets. Emerging markets include countries that have an emerging stock market as defined by S&P, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. The Fund may invest in issuers of any size.

The Fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions. The percentage of Fund assets invested in particular countries or regions will change from time to time. There is no limit on the Fund’s investment in companies located in emerging markets countries.

For purposes of the 80% investment policy for each Fund, equity and equity related securities include:

•	common and preferred stocks;

•

securities convertible into common stock (such as convertible preferred stock and convertible bonds) that are rated, at the time of initial purchase, in the three highest rating categories by rating organizations such as Moody’s Investor Services, Inc. (“Moody’s”) or S&P or if unrated, are determined by the adviser to be of comparable quality; and

•	warrants on common stock.

Value Investing. Cramer Rosenthal McGlynn, LLC (“CRM” or the “Adviser”), the Funds’ investment adviser, seeks to identify well-managed companies which it believes are advantageously positioned to deliver shareholder value. Additionally, CRM seeks to identify changes that are material to a company’s operations, outlook and prospects. CRM is attracted to companies that it believes will look different tomorrow—operationally, financially, managerially—when compared to today. Change often creates confusion and misunderstanding and it is this confusion and oversight of solid fundamentals that can result in the securities of a company being “neglected by investors” and undervalued relative to its future prospects and peer companies. CRM believes that, over time, the marketplace will recognize the impact of these changes. Examples of change for which CRM looks include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of production/distribution and regulatory change.

The Adviser’s Process. CRM analyzes potential investments using a variety of both qualitative and quantitative sources. These sources include the extensive use of CRM’s proprietary database of analysis and information, as well as news services and event driven information, and a screening process which uses various criteria, including neglect (where CRM seeks to identify companies whose future earnings or cash flow will surpass more modest market expectations) and valuation relationships (where CRM seeks to identify companies that are under-earning their potential with margins that are below their previous highs or those of peer companies). “Connecting the Dots” research involves companies within the same and different industries that might be affected by similar positive changes or developments. For example, when CRM identifies a business trend that affects one company, it may seek to identify other companies affected by the same trend. CRM’s ideas are generated internally with significant interaction among the members of CRM’s portfolio management teams. Members of CRM’s portfolio management teams regularly meet with representatives for companies both around the country and globally, and in a typical year they annually attend more than 500 company/management meetings.

CRM evaluates a company on several levels by analyzing:

•	financial models based principally upon projected cash flows;

•	the price of a company’s stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company;

•	the extent of management’s ownership interest in a company;

•	a company’s market position by corroborating CRM’s observations and assumptions through meetings with the company’s management, customers and suppliers; and

•	with respect to CRM Global Opportunity Fund and CRM International Opportunity Fund, country risk and currency risk.

CRM also evaluates the degree of recognition of a company by the financial industry by monitoring the number of sell side analysts who closely follow a company and the nature of its shareholder base. CRM’s portfolio management teams also monitor and evaluate country and currency risk when considering to purchase or sell foreign securities.

An important function of CRM’s investment process is to set a price target at which the stock will be sold, provided that there has been no fundamental change in the investment case. CRM constantly monitors the portfolio companies held by the Funds to determine if the stocks continue to act in accordance with CRM’s initial assessment. A stock may be sold when its fundamentals deteriorate or when the identified change is not having the expected impact on earnings and cash flow.

Each Fund also may use other strategies and engage in other investment practices described below and in the Funds’ Statement of Additional Information (“SAI”). Please also see the Funds’ website, www.crmfunds.com, for more information about the Funds.

PRINCIPAL INVESTMENT RISKS OF THE FUNDS

It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or that the stocks that a Fund buys will increase in value. The Funds are subject to the following principal investment risks:

Risks of Foreign Investments and Emerging Markets. Each Fund may invest in foreign securities, including emerging markets. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, currency exchange controls, the risk that a counterparty may not complete a currency or securities transaction, and political, economic or social instability. The economies of foreign countries may grow at slower rates than expected or may experience a downturn or recession. Because many foreign markets are smaller, less liquid and more volatile, a Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Foreign markets may offer less protection to investors. Enforcing legal rights in some foreign countries may be difficult, costly and slow. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid.

Because the Funds generally invest in securities denominated in foreign currencies, the Funds are subject to currency risk, meaning that the Funds could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

These risks are generally greater in emerging markets, or to the extent that a Fund invests significantly in one region or country. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market countries may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

In addition, investing in foreign stocks may also involve a greater risk for excessive trading due to “time-zone arbitrage”. If an event occurring after the close of a foreign market, but before the time a Fund computes its current net asset value, causes a change in the price of the foreign stock and such price is not reflected in a Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by a Fund based on such pricing discrepancies.

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, regulatory, market or economic developments. Different parts of the U.S. market and different markets around the world can react differently to these developments. The ongoing global financial crisis has caused a significant decline in the value of many securities, and the continuation or further deterioration of market conditions could lead to additional losses of value. Foreign securities held by the Funds may be traded on days and at times when the New York Stock Exchange is closed and the net asset value (“NAV”) of the Funds is therefore not calculated. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders are not able to buy or sell shares of the Funds. For additional information on the calculation of the Funds’ NAV, see page 19.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition, and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. CRM may be incorrect when it decides that some stocks are undervalued by the market.

Risks of Small and Mid Cap Companies. Compared to mutual funds that focus exclusively on large capitalization companies, shares of the Funds may be more volatile because they invest in small and/or mid capitalization companies. Small and mid capitalization companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Portfolio Turnover Risk. Each Fund may actively trade portfolio securities to achieve its principal investment strategies. Consequently, a Fund’s portfolio turnover rate may exceed 100% per year. To the extent that a Fund’s strategies lead it to buy and sell securities more actively than other mutual funds, the Fund could have higher expenses, including increased brokerage commission costs, which reduce shareholder returns. A high portfolio turnover rate also may expose shareholders to higher taxable distributions.

Additional Risks. The Funds are also subject to other risks, some of which are described below under “Additional Information on Investment Risks.”

PERFORMANCE INFORMATION, FEE TABLES AND EXAMPLES

GLOBAL OPPORTUNITY FUND

PERFORMANCE INFORMATION

The Global Opportunity Fund will compare its performance to the MSCI World Index.

Because the Global Opportunity Fund has not commenced operations as of the date of this prospectus, information on the Fund’s performance is not included in this section.

GLOBAL OPPORTUNITY FUND

FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in Institutional Shares of the Global Opportunity Fund.

INSTITUTIONAL SHARES

SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fee on Shares Held less than 30 Days (as a percentage of amount redeemed, if applicable)	1.50%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees(1)	0.90%
Distribution (12b-1) Fees	None
Other Expenses(2)	0.59%

Total Annual Operating Expenses(3)	1.49%
Fee Waiver(3)	(0.24)%

Net Expenses(3)	1.25%

(1)	The Fund has a management fee payable in accordance with the following fee schedule: 0.90% on net assets up to and including $2 billion; and 0.85% on net assets over $2 billion.
(2)	Other expenses include costs of administration, custody, accounting, sub-transfer agent and recordingkeeping services, line of credit commitment fees and similar expenses and are based on estimated amounts for the current fiscal year.
(3)	CRM has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of the Institutional Shares of the Fund to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.25% of average net assets.

EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Shares of the Global Opportunity Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Global Opportunity Fund	1 Year	3 Years
Institutional Shares	$127	$423

INTERNATIONAL OPPORTUNITY FUND

PERFORMANCE INFORMATION

The International Opportunity Fund will compare its performance to the MSCI EAFE Index.

Because the International Opportunity Fund has not commenced operations as of the date of this prospectus, information on the Fund’s performance is not included in this section.

INTERNATIONAL OPPORTUNITY FUND

FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in Institutional Shares of the International Opportunity Fund.

INSTITUTIONAL SHARES

SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)	1.50%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees(1)	0.90%
Distribution (12b-1) fees	None
Other expenses(2)	0.60%

Total Annual Operating Expenses(3)(4)	1.50%
Fee Waivers(3)	(0.25)%

Net Expenses(3)	1.25%

(1)	The Fund has a management fee payable in accordance with the following fee schedule: 0.90% on net assets up to and including $2 billion; and 0.85% on net assets over $2 billion.
(2)	Other expenses include costs of administration, custody, accounting, sub-transfer agent and recordkeeping services, line of credit commitment fees and similar expenses and are based on estimated amounts for the current fiscal year.
(3)	CRM has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of the Institutional Shares of the Fund to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.25% of average net assets.

EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Shares of the International Opportunity Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

International Opportunity Fund	1 Year	3 Years
Institutional Shares	$127	$424

ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES AND RISKS

ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES

The Funds’ investment objectives and their principal investment strategies and risks are summarized at the beginning of this prospectus. These are the strategies that, in the opinion of the Adviser, are most likely to be important in trying to achieve the Funds’ investment objectives. More information on investment strategies and risks appears in this section. A Fund may also use strategies and invest in securities that are not described below but which are described in the Funds’ SAI. The Adviser may decide, as a matter of investment strategy, not to use the investment and investment techniques described below and in the SAI at any particular time. Also note that there are many other factors that could adversely affect your investment and that could prevent the Funds from achieving their goals, which are not described here.

Convertible Securities. Under normal circumstances, the Global Opportunity Fund invests at least 80% of its assets in equity and equity-related securities of U.S. and foreign companies, and the International Opportunity Fund invests at least 80% of its assets in equity and equity-related securities of foreign companies. Equity and equity-related securities include convertible securities that are rated, at the time of purchase, in the three highest rating categories by a rating organization such as Moody’s or S&P, or if unrated, are determined by CRM to be of comparable quality.

Debt Securities. Under normal circumstances, each Fund may invest up to 20% of its assets in debt securities that are rated in the three highest categories by a rating organization such as Moody’s or S&P, or if unrated, are determined by CRM to be of comparable quality. Each Fund may invest in debt securities of any maturity.

Derivatives. Each Fund may also invest in derivative contracts, such as options on securities, securities indices and swaps for hedging purposes and to gain stock market exposure for excess cash holdings. However, as a fundamental policy each Fund may not commit nor expose more than 15% of its total assets to derivative strategies.

Restricted Securities. Although each Fund usually invests in securities listed on securities exchanges, it may also purchase securities that are not listed on a securities exchange, or to a limited extent, securities that are not readily marketable. Each Fund may invest up to 15% of its net assets in illiquid securities.

Exchange Traded Funds. Subject to applicable statutory and regulatory limits, each Fund may invest in securities of exchange-traded funds (“ETFs”) which are registered investment companies that are listed on securities exchanges. These limitations currently provide, in part, that each Fund may not purchase shares of an ETF if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the ETF, (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the ETF or (c) more than 10% of the Fund’s total assets would be invested in ETFs and other investment companies.

Defensive Investing. Each Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the three highest rating categories by a rating organization such as Moody’s or S&P, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Funds will be unable to achieve their investment objectives.

Securities Lending. Each Fund may lend securities in its portfolio to certain broker-dealers or other institutional investors under agreements which require that the loans be secured continuously by collateral, typically consisting of money market mutual funds and other money market instruments, which the Fund will invest during the term of the loan. The Fund will continue to have market risk and other risks associated with owning the securities on loan, as well as the risks associated with the investment of the cash collateral received in connection with the loan. Securities lending is subject to additional risks, including the risk that the borrower fails to return a loaned security, and/or there is a shortfall on the collateral posted by the borrower, and the risk that the Fund is unable to recall a security in time to exercise valuable rights or sell the security.

Money Market Investments. To meet redemptions and when waiting to invest cash receipts, the Funds may invest in short-term investment grade bonds, money market mutual funds and other money market instruments. Each Fund may also hold collateral with the loan of portfolio securities consisting of money market mutual funds and other money market instruments.

Portfolio Turnover. Each Fund’s investment objective is to seek to achieve long-term capital appreciation and the Funds do not purchase securities with the intention of engaging in short-term trading. A Fund will, however, sell any particular security and reinvest proceeds when it is deemed prudent by the Adviser, regardless of the length of the holding period. Frequent trading involves higher securities transaction costs, which may adversely affect a Fund’s performance. To the extent that this policy results in the realization of gains on investments, a Fund will make distributions to its shareholders. These distributions will generally be subject to taxes.

ADDITIONAL INFORMATION ON INVESTMENT RISKS

Risks of Debt Securities. Debt securities are subject to credit risk (the risk that the obligor will default in the payment of principal and/or interest, otherwise default or have its credit rating downgraded or be perceived to be less creditworthy, or if the credit quality or value of any underlying assets declines) and to interest rate risk (the risk that the market value of the securities will decline as a result of changes in market rates of interest). Interest rate risk will generally affect the price of a debt security more if the security has a longer maturity. These securities are also subject to the risk that interest rate changes may affect prepayment rates and their effective maturity.

Risks of Convertible Securities. Convertible securities, such as convertible preferred stock and convertible bonds, are subject to the market risks of stocks as well as the risks of credit and interest rate risk of debt securities.

Liquidity Risk. Restricted securities and thinly traded securities may be difficult or impossible to sell at the time and the price that a Fund would like.

Risks of Derivatives. A Fund’s use of derivative contracts, such as options on securities, securities indices and swaps, may be risky. A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities or indices. Even a small investment in derivatives can have a big impact on a Fund’s stock and index exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivative investments themselves, behave in a way not anticipated by the Funds. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets, and derivative counterparties may fail to honor contract terms. Derivatives may not be available on terms that make economic sense (for example, they may be too costly).

Risk of ETFs. The return on investments in ETFs will be reduced by the operating expenses, including investment advisory, of the ETFs, and will be further reduced by the expenses of a Fund, including advisory fees payable by the Fund. As such, there is a layering of fees and expenses.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is contained in the SAI.

MANAGEMENT OF THE FUNDS

MANAGEMENT OF THE FUNDS

The Board of Trustees of the CRM Mutual Fund Trust has oversight responsibility of the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by each Fund and its shareholders.

ADVISER

Cramer Rosenthal McGlynn, LLC, 520 Madison Avenue, 20th Floor, New York, New York 10022, serves as the investment adviser to each Fund. As a Fund’s investment adviser, CRM has the overall responsibility for directing the Fund’s investments. CRM and its predecessors have managed equity investments for mutual funds, corporate pension plans, educational, community, religious and private endowments and foundations as well as for individuals, in a value oriented style across a broad range of market capitalizations, and have been in business for more than thirty years. CRM has advised the CRM Funds and their predecessors since each Fund’s inception. As of September 30, 2008, CRM had over $11 billion of assets under management.

The Global Opportunity Fund and International Opportunity Fund each pay a monthly advisory fee to CRM at the annual rate of 0.90% of the Fund’s average daily net assets up to and including $2 billion; and 0.85% of the Fund’s average daily net assets over $2 billion.

CRM may make payments to dealers, financial intermediaries or service providers out of its own resources, including revenue from the advisory fees received from the Funds. These payments may be made to compensate the recipient for marketing support services and/or shareholder service activities.

A discussion regarding the basis of the Board of Trustees’ approval of the Funds’ management agreement will be available in the Funds’ Annual Report for the fiscal year ending June 30, 2009.

PORTFOLIO MANAGER

Ronald McGlynn, Chairman & CEO and Jay Abramson, President & CIO, are responsible for the overall management of the CRM Funds. The investment research team for all of the CRM Funds consists of eighteen individuals, with an average of fourteen years investment experience.

Milu E. Komer—Portfolio Manager, CRM Global Opportunity Fund and CRM International Opportunity Fund

Milu is the leader of the team that is responsible for the day-to-day management of the Global Opportunity Fund and the International Opportunity Fund. Milu, with fourteen years of financial and investment-related experience, is responsible for portfolio management and research in CRM’s investment group. Prior to joining the firm in 2008, Milu was Senior Vice President at Neuberger Berman Management Inc. and Neuberger Berman, LLC where she served as an analyst, associate portfolio manager and co-portfolio manager since 2001. In addition, Milu served as an associate in the J.P. Morgan Securities Debt Capital Markets Group and as a Foreign Exchange Trader in the Emerging Markets Group at Citibank. She began her career as a Financial Analyst in the International Equity Research and Asset Management Divisions of Goldman Sachs’ London office. She received a BA from Wellesley College and an MBA from The Wharton School of the University of Pennsylvania.

Ronald H. McGlynn—Chairman, Chief Executive Officer, CRM

Ron is a co-founder, the Chairman and Chief Executive Officer of CRM with over thirty-seven years of investment experience. Prior to founding CRM, he was a portfolio manager and an investment research analyst for Standard & Poor’s Inter-Capital, Chase Manhattan Bank and Oppenheimer & Company. He earned a B.A. from Williams College and an MBA from Columbia University Business School.

Jay B. Abramson—President, Chief Investment Officer, CRM

Jay has been with the firm for more than twenty-three years and has the overall responsibility for CRM’s investment team. Prior to joining the firm, Jay earned his CPA. He received a BSE from The Wharton School of the University of Pennsylvania and a JD from the University of Pennsylvania Law School.

The SAI provides additional information about compensation of the portfolio manager listed above, the other funds, pooled investment vehicles and accounts they manage, and their ownership of securities of the Funds.

SERVICE PROVIDERS

The chart below provides information on the Funds’ primary service providers.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The net asset value (“NAV”) of each class of each Fund is calculated as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time), on each business day (i.e., a day that the Exchange and the Funds’ transfer agent are open for business) (a “Business Day”). The price at which a purchase, redemption or exchange request is effected is based on the next calculation of NAV after the request is received in good order by an authorized broker or financial institution or the Funds’ transfer agent. The NAV for each class of a Fund is calculated by adding the value of all securities and other assets in a Fund attributable to the class, deducting the liabilities attributable to the class and dividing the balance by the number of outstanding class shares in that Fund. NAV will not be determined on days that are not Business Days.

The Funds generally value their securities based on market prices determined at the close of regular trading on the Exchange. The Funds’ currency valuations, if any, are also done at the close of regular trading on the Exchange. These prices normally are supplied by a pricing service. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

The Funds may use fair value pricing for, among other things, the following investments: (i) a security whose trading has been suspended or which has been delisted from its primary trading exchange; (ii) a security that is thinly traded; (iii) a security whose issuer is in default or bankruptcy proceedings; (iv) a security affected by extreme market conditions; (v) a security affected by currency controls or restrictions; (vi) trading of the security is subject to local government-imposed restrictions; (vii) a foreign security has reached a pre-determined range of trading set by a foreign exchange (“limit up” or “limit down” price), and no trading has taken place at the limit up price or limit down price; and (viii) a security whose issuer is affected by a significant event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net asset value is computed and that may materially affect the value of the security. Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. In addition, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a Fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. The fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the Board of Trustees from time to time. Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market prices.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund, when using fair value methods to price securities, may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. The Board of Trustees has delegated to the Adviser the authority to approve certain fair value determinations that would impact a Fund’s NAV by less than a penny per share. If the proposed valuation would impact a Fund’s NAV by more than a penny per share and in certain circumstances involving the use of the third party fair value model, then the Board is responsible for determining an appropriate price. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

Because some foreign markets are open on days when the Funds do not price their shares, the value of a Fund’s holdings could change at a time when you are not able to buy or sell Fund shares. In addition, trading in some of the foreign securities held by a Fund may not occur on days when the Funds are open for business.

PURCHASE OF SHARES

Fund shares are offered on a continuous basis and when purchased directly from the Funds are sold without any sales charges. The minimum initial investment in a Fund’s Institutional Shares is $1,000,000. The Funds, in their sole discretion, may waive the minimum initial investment to establish certain Institutional Share accounts. You may purchase shares from the Funds as specified below.

You may also purchase shares if you are a client of a broker or other financial institution that has made contractual arrangements to offer the Fund (an “Intermediary”). The policies and fees charged by an Intermediary may be different than those charged by a Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

PURCHASE OF SHARES FROM THE FUNDS

By Mail. You may purchase shares by sending a check drawn on a U.S. bank payable to the CRM Funds, indicating the name of the Fund, along with a completed application (provided with this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular Mail:	Overnight Mail:

CRM Funds	CRM Funds
c/o PNC Global Investment Servicing (U.S.) Inc.	c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9812	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860

By Wire. You may purchase shares by wiring federal funds immediately available. Please call PFPC Trust Company at (800) CRM-2883 before making a purchase by wire, and if making an initial purchase, to also obtain an account number. Once you have an account number, you should instruct your bank to wire funds to:

PFPC Trust Company

c/o PNC Bank

Philadelphia, PA

ABA #031-0000-53

DDA #86-1282-2896

Attention: CRM Funds

[YOUR NAME]

[YOUR FUND ACCOUNT NUMBER]

If you make an initial purchase by wire, you must promptly forward a completed application to the transfer agent at the address above.

ADDITIONAL INFORMATION REGARDING PURCHASES

You must submit your purchase order by the close of regular trading on the Exchange on any Business Day to purchase shares at that day’s NAV. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

The Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Funds will not accept third party checks.

Federal Law requires the Fund to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number, or other identifying information, for each investor who opens or reopens an account with the Funds. Applications without the required information may be rejected or placed on hold until the Fund verifies the account holder’s identity.

If you place an order to an Intermediary, it is the responsibility of the Intermediary, rather than the Fund, to transmit your order for the purchase of shares to the Fund’s transfer agent. The Intermediary may impose an earlier deadline for submitting your purchase order. Please consult your Intermediary for additional information.

For information on other ways to purchase shares, including through an Individual Retirement Account (“IRA”), or an automatic investment plan, please refer to the SAI.

REDEMPTION OF SHARES

You may sell your shares on any Business Day. Redemption requests received by an Intermediary or the Funds’ transfer agent in good order before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading on that day. Redemption requests received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. The Funds may impose a fee when Fund shares are redeemed, as described below under “Redemption Fee”. In addition, an Intermediary may impose a fee upon redemptions of Fund shares. Please consult your Intermediary. It is the responsibility of each Intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis.

To be in “good order” a redemption request must include:

•	Your account number;

•	The amount of the transaction (in dollars or shares);

•	Signatures of all owners exactly as registered on the account (for requests by mail);

•	Signature guarantees, for mail requests only; and

•	Any supporting legal documentation that may be required.

Redemption checks are normally mailed on the next Business Day following receipt by the Funds’ transfer agent of redemption instructions in good order, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the next Business Day following receipt by the Funds’ transfer agent of redemption instructions in good order, but never later than 7 days following such receipt.

If you purchased your shares through an account with an Intermediary, you should contact the Intermediary for information relating to redemptions.

REDEMPTION FEE

Generally, if you sell or exchange your shares of the Funds within 30 days or less after the purchase date, you will be charged a redemption fee of 1.50% of the total redemption amount which is payable to the Fund.

If you acquired shares on different days, the “first in, first out” (FIFO) method is used to determine the holding period. This means that the shares you hold the longest will be redeemed first for purposes of determining whether the redemption fee applies. The fees are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The redemption fee is not imposed on the following:

•	Shares acquired as a result of reinvestment of dividends or distributions

•	Shares redeemed or exchanged by omnibus accounts maintained by intermediaries that are unable or unwilling to process the redemption fee

•	Shares redeemed or exchanged through certain qualified retirement plans that are unable or unwilling to process the redemption fee

•	Shares redeemed following the death of a shareholder

•	Shares redeemed on the initiation of a Fund (e.g., for failure to meet account minimums)

•	Shares transferred from one class to another class of the same Fund

•	Shares redeemed as a result of any changes in account registration

REDEMPTION OF SHARES FROM THE FUNDS

By Mail. If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account number, your printed name and your signature and should be mailed with your signature guarantee to:

Regular Mail:	Overnight Mail:

CRM Funds	CRM Funds
c/o PNC Global Investment Servicing (U.S.) Inc.	c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9812	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860

By Telephone. In order to be eligible to redeem shares by telephone, you must check the appropriate box on the Funds’ application form. To redeem shares by telephone, please call PNC at (800) CRM-2883 for instructions. A telephone request to sell shares must be received prior to the close of the Exchange. If you telephone your request to the Funds’ transfer agent after the Exchange closes or on a day when the Exchange is not open for business, the Fund cannot accept your request and a new one will be necessary. The Funds will employ reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting personal identification information that appears on your account application and recording the telephone conversation. Neither the Funds nor their transfer agent will be responsible if they act on telephone instructions they reasonably believe to be genuine.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Redemption proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds a Fund’s shares.

If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it has reasonable grounds to believe that the check has been collected.

Small Accounts. If the value of your investment in a Fund falls below $1,000,000 for Institutional Share accounts, a Fund may ask you to increase your balance. If the account value is still below $1,000,000 after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below $1,000,000 solely as a result of a reduction in your account’s market value.

Redemptions in Kind. The Funds reserve the right to make redemptions “in kind”—payments of redemption proceeds in portfolio securities rather than cash—if the amount redeemed is large enough to affect a Fund’s operations (for example, if it represents more than 1% of a Fund’s assets).

EXCHANGE OF SHARES

You may exchange all or a portion of your Institutional Shares in a CRM Fund for Institutional Shares of another CRM Fund. The Funds reserve the right to reject any exchange request at any time and for any reason, without prior written notice.

Exchange requests received by an Intermediary or the Funds’ transfer agent in good order before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading on that day. Exchange requests received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $1,000,000 for Institutional Share accounts. See “Taxes” for a discussion of the tax effect on an exchange of shares.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with an Intermediary, contact the Intermediary. Generally, all written requests must be signed by all owners and must include any required signature. The Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of Institutional Shares to be acquired through an exchange may be legally made.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of Fund shares can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all Fund shareholders. In particular, frequent trading can (i) force a Fund’s portfolio managers to hold larger cash positions than desired instead of fully investing the Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund; and (iv) trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Fund invests in securities that are thinly traded (for example some small capitalization stocks) or are traded primarily in markets outside of the United States. The Global Opportunity Fund and the International Opportunity Fund may be more susceptible to market timing by investors seeking to take advantage of time zone arbitrage opportunities when events affecting the value of the Fund’s portfolio occur after the close of the overseas markets but prior to the close of the U.S. market and the calculation of the Fund’s NAV. Frequent traders using arbitrage strategies can dilute a Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase shares of the Funds.

The Board of Trustees of the Funds has approved a redemption fee with respect to the Global Opportunity Fund and the International Opportunity Fund to discourage these Funds from being used as vehicles for frequent short-term shareholder trading. Each Fund will deduct a redemption fee of 1.50% from any redemption or exchange proceeds if you sell or exchange shares after holding them less than 30 days. Please see “Redemption Fee” on page 22 for more information. The Board of Trustees of the Funds has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Funds’ policy is intended to discourage excessive trading in a Fund’s shares that may harm long-term investors and to make reasonable efforts to detect and deter excessive trading. The Funds reserve the right to reject any purchase order or exchange request at any time and for any reason, without prior written notice. The Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the Funds may consider an investor’s trading history in any of the Funds, including the person’s trading history in any accounts under a person’s common ownership or control.

The Funds will generally monitor trading activity within a 90-day period. The Funds may consider trading activity over a longer period than 90 days and may take into account market conditions, the number of trades and the amount of the trades in making such determinations. In applying these policies, the Funds consider the information available to them at the time and may consider trading activity in multiple accounts under common ownership, control or influence.

When excessive or short-term trading is detected, the party involved may be banned from future trading in the Funds. Judgments related to the rejection of purchase and the banning of future trades are inherently subjective and involve some selectivity in their application. The Adviser will seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.

The Funds’ policies for deterring excessive trading in Fund shares are intended to be applied uniformly to all Fund shareholders, whether an individual account or omnibus accounts maintained by Intermediaries, in which they aggregate orders of multiple investors and forward the aggregated orders to the Funds. The Funds or the Distributor, in accordance with applicable law, enter into agreements with Intermediaries requiring the Intermediaries to provide certain information to help identify excessive trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in excessive trading. Nonetheless, the Funds’ ability to identify and deter frequent purchases and redemptions of a Fund’s shares through omnibus accounts is limited, and the Funds’ success in accomplishing the objectives of the policies concerning excessive trading in Fund shares in this context depends significantly upon the cooperation of the Intermediaries, which may have adopted their own policies regarding excessive trading which are different than those of the Funds.

DIVIDENDS AND DISTRIBUTIONS

As a shareholder of a Fund, you are entitled to dividends and other distributions arising from net investment income and net realized gains, if any, earned on the investments held by the Fund. Dividends and distributions, if any, are declared and paid to you annually.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares unless you have elected to receive the distributions in cash.

TAXES

Federal Income Taxes. As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

You will normally have to pay Federal income taxes, and any state or local taxes, on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of a Fund’s net capital gain are taxable to you as long-term capital gain, when designated by the Fund as capital gains dividends, regardless of the length of time you have held your shares. Long-term capital gains rates applicable to most individuals are 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010. For taxable years beginning on or before December 31, 2010, certain distributions of ordinary dividends to a non-corporate shareholder of a Fund may qualify as “qualified dividend income,” provided that they are so designated by that Fund and that the recipient shareholder satisfies certain holding period requirements and refrains from making certain elections. Those distributions will be taxed at long-term capital gain rates to the extent derived from “qualified dividend income” of the Fund. “Qualified dividend income” generally is income derived from dividends from U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations will be “qualified dividend income” if that stock is readily tradable on an established U.S. securities market. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. A portion of dividends received from a Fund (but none of the Fund’s capital gain distributions) may qualify for the dividends-received deduction for corporate shareholders.

You should be aware that if you purchase Fund shares shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

It is a taxable event for you if you redeem, sell or exchange shares of a Fund. Depending on the initial purchase price of the shares being redeemed, sold or exchanged and the sale price of the shares you redeem, or sell, or the value of shares you receive in an exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

A portion of dividends received from a Fund (but none of the Fund’s capital gain distributions) may qualify for the dividends-received deduction for corporate shareholders.

If you are neither a citizen nor a resident of the United States, a Fund will withhold U.S. Federal income tax at the rate of 30% (or lower applicable treaty rate) on taxable dividends and certain other payments (but not including distributions of net capital gains). For Fund taxable years beginning before 2010, the 30% withholding tax will not apply to dividends that a Fund designates as (a) interest-related dividends, to the extent such dividends are derived from a Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from a Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any.

Each Fund is also required in certain circumstances to apply backup withholding at a current rate of 28% on taxable dividends, including capital gain dividends, redemption proceeds, and certain other payments that are paid to any non-corporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

State and Local Income Taxes. You should consult your tax advisor concerning the state and local tax consequences of an investment in a Fund, which may be different from those under Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in the SAI.

You should consult your own independent tax advisor and seek advice based on your particular circumstances as to the specific consequences under Federal tax law, and under other tax laws, such as foreign, state or local tax laws, of an investment in a Fund, which are not addressed here.

DISTRIBUTION ARRANGEMENTS

PFPC Distributors, Inc. (the “Distributor”) manages the Funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with Intermediaries to sell shares and provides shareholder support services, directly or through affiliates. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

SUB-TRANSFER AGENT FEES

Institutional Shares of each Fund are sold through certain Intermediaries that provide accounting, recordkeeping and/or other services to shareholders. The Board of Trustees has approved payment of the fees charged by these Intermediaries for providing these sub-transfer agency services from the assets of the Institutional Shares of each Fund provided these fees do not exceed the charges the Fund would bear for these services of they were provided directly by the Funds’ transfer agent. CRM, as the Funds’ agent, remits these payments to the Intermediaries. In some cases, where the sub-transfer agency fees of an Intermediary are greater than the amounts paid to CRM by the Funds for that Intermediary, CRM may pay the balance of those fees itself.

ADDITIONAL PAYMENTS

The Adviser may pay, out of its own assets, compensation to Intermediaries in connection with the sale and distribution of shares of the Funds and/or shareholder service. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in this Prospectus for sub-transfer agent or recordkeeping services. These Additional Payments may take the form of “due diligence” payments for an Intermediary’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on an Intermediary’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder administration, servicing and processing fees paid by the Funds. The Additional Payments made by the Adviser may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The Additional Payments may be different for different Intermediaries. Please contact your Intermediary for information regarding any additional payments they may receive.

SHARE CLASSES

Each Fund offers Investor and Institutional Shares. Each class has different minimum investment requirements, fees and expenses. Investors investing $2,500 ($2,000 for IRAs and automatic investment plans) or more may purchase Investor Shares. Institutional Shares are offered only to those investors who invest in a Fund through an Intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more, or where related accounts total $1,000,000 or more when combined. Unlike the Investor Shares, the Institutional Shares are not subject to a shareholder service fee. The Investor Shares and the Institutional Shares are not subject to a Rule 12b-1 distribution fee.

FINANCIAL HIGHLIGHTS

As of the date of this Prospectus, the Institutional Shares of the CRM Global Opportunity Fund and CRM International Opportunity Fund have not commenced operations, and therefore do not yet have financial highlights to include in this Prospectus.

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

Annual/Semi-Annual Reports:

These reports contain performance data and information on the Funds’ holdings and operating results for the Funds’ most recently completed fiscal year or half-year. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”):

The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

Copies of these documents and answers to questions about the Funds may be obtained, free of charge, by (i) visiting the Funds’ website at www.crmfunds.com, (ii) calling the Funds at 800-CRM-2883; and (iii) writing to the CRM Funds, c/o PNC Global Investment Servicing (U.S.) Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406.

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-800-CRM-2883.

The investment company registration number is 811-21749.

CRM GLOBAL OPPORTUNITY FUND

CRM INTERNATIONAL OPPORTUNITY FUND

CRM Funds

c/o PNC Global Investment Servicing (U.S.) Inc.

PO Box 9812

Providence, RI 02940

800-CRM-2883

www.crmfunds.com